UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8268

Firsthand Funds
(Exact name of registrant as specified in charter)

125 South Market, Suite 1200, San Jose, CA		95113
(Address of principal executive offices)		(Zip code)

Firsthand Capital Management, Inc. 125 South Market, Suite 1200, San Jose, CA 95113
(Name and address of agent for service)

Registrant's telephone number, including area code:		(408) 294-2200

Date of fiscal year end:	December 31, 2008

Date of reporting period:	September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

Firsthand Technology Value Fund

Portfolio of Investments

September 30, 2008

(unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS— 95.3% ($247,667,518)
Advanced Materials— 10.3% ($26,686,680)
Corning, Inc.	987,000	$15,436,680
UCT Coatings, Inc., Series B* (1)	500,000	11,250,000
Communications— 4.1% ($10,557,925)
Clearwire Corp.*	499,000	5,928,120
Mobile TeleSystems - ADR*	68,300	3,825,483
Singapore Telecommunications Ltd. - ADR	30,300	688,780
ViaSat, Inc.*	4,900	115,542
Communications Equipment— 2.3% ($6,076,098)
Alvarion Ltd.*	597,335	3,470,516
ZTE Corp.	700,000	2,605,582
Computer— 0.2% ($425,419)
Lenovo Group Ltd. - ADR	49,300	425,419
Electronics Manufacturing Services— 0.1% ($378,500)
Hon Hai Precision Industry Co., Ltd. - GDR	26,869	187,078
Quanta Computer, Inc. - GDR	31,500	191,422
Energy Efficiency— 3.5% ($9,164,948)
Echelon Corp.*	479,600	4,738,448
Itron, Inc.*	50,000	4,426,500
Intellectual Property— 9.8% ($25,566,232)
Silicon Genesis Corp., Common* (1)(2)	871,892	1,765,939
Silicon Genesis Corp., Series 1-C* (1)(2)	82,914	978,504
Silicon Genesis Corp., Series 1-D* (1)(2)	850,830	3,881,027
Silicon Genesis Corp., Series 1-E* (1)(2)	5,704,480	16,088,972
Silicon Genesis Corp., Series 1-F* (1)(2)	912,453	2,851,790
Internet— 6.6% ($17,043,920)
Akamai Technologies, Inc.*	180,500	3,147,920
Netflix, Inc.*	450,000	13,896,000
Networking— 2.6% ($6,683,523)
Cisco Systems, Inc.*	282,900	6,382,224
IP Unity, Inc., Series C* (1)	1,932,222	19,322
IP Unity, Inc., Series E* (1)	193,042	281,977
Polaris Networks, Inc., Series A* (1)	297,848	0
Other Electronics— 6.7% ($17,362,252)
Intevac, Inc.*	791,700	8,423,688
Microvision, Inc.*	255,100	494,894
VeriFone Holdings, Inc.*	510,500	8,443,670
Peripherals— 4.0% ($10,538,720)
EMC Corp.*	490,000	5,860,400
Seagate Technology, Inc.	386,000	4,678,320
Photonics— 1.5% ($3,848,460)
Celox Networks, Inc., Common* (1)	138,121	0
Celox Networks, Inc., Series A-1* (1)	1,000,000	0
Luminous Networks, Inc., Common* (1)	78,492	0
Luminous Networks, Inc., Series A1* (1)	356,946	0
Luminous Networks, Inc., Series B1* (1)	259,236	0
Newport Corp.*	357,000	3,848,460
Renewable Energy— 19.9% ($51,807,613)
Sharp Corp.	45,288	480,399
Solaicx, Series B* (1)(2)	7,396,238	5,412,271
Solaicx, Series C* (1)(2)	2,916,581	3,578,995
SoloPower, Series A* (1)(2)	2,721,088	35,040,430
SoloPower, Series B* (1)(2)	228,779	3,130,200
Suntech Power Holdings Co., Ltd. - ADR*	9,800	351,526
Trina Solar Ltd. - ADR*	157,100	3,605,445
ULVAC, Inc.	7,600	208,347
Semiconductors— 19.4% ($50,436,889)
AuthenTec, Inc.*	1,332,974	2,865,894
Broadcom Corp.*	471,600	8,785,908
Chartered Semiconductor Manufacturing Ltd. - ADR*	1,182,042	3,203,334
Clarisay, Inc., Series B* (1)(2)	2,605,306	0
Clarisay, Inc., Series C* (1)(2)	7,194,244	0
Intel Corp.	396,500	7,426,445
Marvell Technology Group, Inc.*	395,900	3,681,870

Firsthand Technology Value Fund

Portfolio of Investments

As of 09/30/2008

(unaudited)

	SHARES/
	UNITS	MARKET VALUE
Common Stocks — continued
Semiconductors — continued
NVIDIA Corp.*	264,700	$2,834,937
Power Integrations, Inc.*	9,000	216,900
Rambus, Inc.*	1,026,500	13,190,525
Samsung Electronics Co., Ltd. - GDR (3)	1,699	379,370
Semiconductor Manufacturing International Corp.*	1,300,000	1,937,000
Silicon Optix, Inc., Series B* (1)	1,111,111	0
SiRF Technology Holdings, Inc.*	954,000	1,421,460
Spreadtrum Communications, Inc. - ADR*	91,300	205,425
Techwell, Inc.*	454,700	4,287,821
Services— 0.1% ($147,753)
Innovion Corp., Series C* (1)	1,575,322	147,753
Software— 4.2% ($10,942,586)
Activision Blizzard, Inc.*	189,800	2,928,614
NICE-Systems Ltd. - ADR*	196,400	5,349,936
Omniture, Inc.*	145,100	2,664,036
WARRANTS— 1.8% ($4,587,846)
Advanced Materials— 0.4% ($1,000,002)
UCT Coatings, Inc., B Warrant* (1)	600,000	1,000,002
Intellectual Property— 1.1% ($2,771,314)
Silicon Genesis Corp., 1-E Warrant* (1)(2)	94,339	166,076
Silicon Genesis Corp., 1-E Warrant* (1)(2)	1,257,859	2,547,680
Silicon Genesis Corp., Common Warrant* (1)(2)	37,982	57,558
Networking— 0.0% ($69)
IP Unity, Inc., E Warrant* (1)	69,496	69
Polaris Networks, Inc., Convertible Warrant* (1)	75,712	0
Photonics— 0.0% ($0)
Celox Networks, Inc., A-1 Warrant* (1)	500,000	0
Renewable Energy— 0.3% ($816,461)
Solaicx, Series C Warrant* (1)(2)	670,814	816,461
Semiconductors— 0.0% ($0)
Clarisay, Inc., D Warrant* (1)(2)	500,000	0
Clarisay, Inc., D Warrant* (1)(2)	500,000	0
Clarisay, Inc., D Warrant* (1)(2)	500,000	0
Clarisay, Inc., D Warrant* (1)(2)	250,000	0
Clarisay, Inc., D Warrant* (1)(2)	100,000	0
Clarisay, Inc., D Warrant* (1)(2)	500,000	0
CONVERTIBLE BONDS— 0.1% ($267,469)
Networking— 0.0% ($0)
Polaris Networks, Inc., 10.00%* (1)	100,949	0
Semiconductors— 0.0% ($0)
Clarisay, Inc., 8.00%* (1)(2)	500,000	0
Clarisay, Inc., 8.00%* (1)(2)	500,000	0
Clarisay, Inc., 8.00%* (1)(2)	500,000	0
Clarisay, Inc., 8.00%* (1)(2)	500,000	0
Clarisay, Inc., 8.00%* (1)(2)	250,000	0
Clarisay, Inc., 8.00%* (1)(2)	100,000	0
Services— 0.1% ($267,469)
Innovion Corp., 9.50%* (1)	534,939	267,469
PARTICIPATION NOTE— 0.3% ($832,680)
Renewable Energy— 0.3% ($832,680)
Suzlon Energy Ltd., 0.00%, 09/16/10	257,000	832,680
CASH EQUIVALENTS— 2.2% ($5,641,502)
PNC Bank Money Market Portfolio	5,641,502	5,641,502
Total Investments (Cost $351,859,796) — 99.7%		258,997,015

Other assets in excess of liabilities — 0.3%		809,765

NET ASSETS — 100.0%		$259,806,780

(1)	Restricted security.
(2)	Affiliated issuer.

(3)	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. The Investment Advisor, using Board-approved procedures has deemed these securities to be liquid.
*	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Firsthand Technology Leaders Fund

Portfolio of Investments

September 30, 2008

(unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS— 84.0% ($ 34,021,756)
Advanced Materials— 4.8% ($1,947,602)
Corning, Inc.	124,527	$1,947,602
Communications— 4.7% ($1,908,048)
China Mobile Hong Kong Ltd. - ADR	38,100	1,908,048
Communications Equipment— 4.8% ($1,941,465)
Nokia Corp. - ADR	104,100	1,941,465
Computer— 4.5% ($1,818,560)
Apple Computer, Inc.*	16,000	1,818,560
Electronics Manufacturing Services— 0.9% ($342,704)
Hon Hai Precision Industry Co., Ltd. - GDR	49,220	342,704
Internet— 5.4% ($2,184,837)
Google, Inc., Class A*	5,455	2,184,837
Networking— 6.0% ($2,438,059)
Cisco Systems, Inc.*	108,070	2,438,059
Other Electronics— 8.5% ($3,436,931)
Koninklijke (Royal) Philips Electronics N.V.	39,100	1,065,475
L-1 Identity Solutions, Inc.*	155,200	2,371,456
Peripherals— 9.4% ($3,818,691)
EMC Corp.*	165,400	1,978,184
Seagate Technology, Inc.	151,857	1,840,507
Renewable Energy— 5.9% ($2,406,877)
Suntech Power Holdings Co., Ltd. - ADR*	67,100	2,406,877
Semiconductors— 17.2% ($6,969,315)
Broadcom Corp.*	111,425	2,075,848
Intel Corp.	112,300	2,103,379
Samsung Electronics Co., Ltd. - GDR (1)	6,900	1,540,702
Texas Instruments, Inc.	58,111	1,249,386
Software— 11.9% ($4,808,667)
Activision Blizzard, Inc.*	75,400	1,163,422
Microsoft Corp.	80,750	2,155,217
NICE-Systems Ltd. - ADR*	54,700	1,490,028
CASH EQUIVALENTS— 17.6% ($7,137,895)
PNC Bank Money Market Portfolio	7,137,895	7,137,895
Total Investments (Cost $49,505,202) — 101.6%		41,159,651

Liabilities in excess of other assets — (1.6)%		(638,876)

NET ASSETS — 100.0%		$40,520,775

(1)	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. The Investment Advisor, using Board-approved procedures has deemed these securities to be liquid.
*	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Firsthand e-Commerce Fund

Portfolio of Investments

September 30, 2008

(unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS— 80.4% ($21,020,197)
Communications— 12.0% ($3,125,954)
Comcast Corp., Special Class A	22,500	$443,700
Equinix, Inc.*	25,000	1,736,500
Internap Network Services Corp.*	23,715	82,528
NeuStar, Inc.*	43,400	863,226
Computer— 3.2% ($842,112)
International Business Machines Corp.	7,200	842,112
Internet— 33.9% ($8,851,039)
51job, Inc. - ADR*	16,400	150,880
Akamai Technologies, Inc.*	50,800	885,952
Baidu.com, Inc. - ADR*	1,900	471,637
Ctrip.com International Ltd. - ADR	19,800	764,478
CyberSource Corp.*	41,814	673,623
eBay, Inc.*	33,700	754,206
Gmarket, Inc. - ADR*	22,100	513,604
Google, Inc., Class A*	5,800	2,323,016
LivePerson, Inc.*	140,000	407,400
Monster Worldwide, Inc.*	34,900	520,359
Shanda Interactive Entertainment Ltd. - ADR*	31,700	809,935
ValueClick, Inc.*	56,300	575,949
Media— 2.6% ($673,839)
News Corp., Class B	55,460	673,839
Networking— 4.5% ($1,188,912)
Cisco Systems, Inc.*	52,700	1,188,912
Other Electronics— 11.4% ($2,977,992)
L-1 Identity Solutions, Inc.*	84,500	1,291,160
VeriFone Holdings, Inc.*	101,985	1,686,832
Semiconductors— 0.7% ($198,660)
AuthenTec, Inc.*	92,400	198,660
Software— 12.1% ($3,161,689)
Microsoft Corp.	70,000	1,868,300
Omniture, Inc.*	70,446	1,293,389
CASH EQUIVALENTS— 19.9% ($5,190,338)
PNC Bank Money Market Portfolio	5,190,338	5,190,338
Total Investments (Cost $29,478,958) — 100.3%		26,210,535

Liabilities in excess of other assets — (0.3)%		(84,570)

NET ASSETS — 100.0%		$26,125,965

*	Non-income producing security.
ADR	American Depositary Receipt

Firsthand Alternative Energy Fund

Portfolio of Investments

September 30, 2008

(unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS— 77.5% ($3,287,172)
Advanced Materials— 5.7% ($241,784)
Corning, Inc.	7,760	$121,366
MEMC Electronic Materials, Inc.*	2,130	60,194
Metabolix, Inc.*	3,700	40,256
Wacker Chemie AG	140	19,968
Basic Materials— 1.6% ($67,850)
Metalico, Inc.*	11,500	67,850
Building Automation— 2.7% ($115,254)
Johnson Controls, Inc.	3,800	115,254
Energy Efficiency— 5.1% ($217,053)
Echelon Corp.*	9,000	88,920
Honeywell International, Inc.	1,880	78,114
Itron, Inc.*	565	50,019
Environmental Services— 1.8% ($76,140)
ADA-ES, Inc.*	9,400	76,140
Industrials— 3.1% ($129,789)
3M Co.	1,900	129,789
Intellectual Property— 8.9% ($377,679)
Silicon Genesis Corp., Common*(1)	181,407	367,424
Silicon Genesis Corp., Series 1-C*(1)	152	1,794
Silicon Genesis Corp., Series 1-E*(1)	3,000	8,461
Other Electronics— 4.3% ($180,605)
Aixtron AG - ADR	11,900	71,400
Cree, Inc.*	1,600	36,448
Koninklijke (Royal) Philips Electronics N.V.	2,670	72,757
Renewable Energy— 39.6% ($1,682,030)
Amtech Systems, Inc.*	9,500	88,445
Ascent Solar Technologies, Inc.*	2,000	12,160
Clipper Windpower PLC*	3,000	18,018
Conergy AG*	1,800	15,295
Energy Conversion Devices, Inc.*	1,500	87,375
FuelCell Energy, Inc.*	5,000	30,150
Gamesa Corp. Tecnologica S.A.	2,000	67,472
GT Solar International, Inc.*	18,900	205,065
JA Solar Holdings Co., Ltd. - ADR*	7,000	74,060
KYOCERA Corp. - ADR	950	72,352
LDK Solar Co., Ltd. - ADR*	930	27,919
Motech Industries, Inc.	31,670	139,491
Orion Energy Systems, Inc.*	14,000	78,540
Renewable Energy Corp. A.S.*	5,400	96,393
Sharp Corp.	6,000	63,646
Solarfun Power Holdings Co., Ltd. - ADR*	8,400	88,452
SoloPower, Series C-1*(1)	1,331	21,425
Suntech Power Holdings Co., Ltd. - ADR*	5,420	194,415
Trina Solar Ltd. - ADR*	2,300	52,785
U.S. Geothermal, Inc.*	10,500	18,690
ULVAC, Inc.	2,700	74,018
VeraSun Energy Corp.*	5,200	16,276
Vestas Wind Systems A.S.*	980	85,456
WaterFurnace Renewable Energy, Inc.	600	15,562
Yingli Green Energy Holding Co. - ADR*	3,500	38,570
Semiconductors— 2.2% ($91,580)
Power Integrations, Inc.*	3,800	91,580
Water Treatment— 2.5% ($107,408)
Energy Recovery, Inc.*	11,200	107,408
CASH EQUIVALENTS— 20.6% ($873,437)
PNC Bank Money Market Portfolio	873,437	873,437
Total Investments (Cost $5,007,502) — 98.1%		4,160,609

Other assets in excess of liabilities — 1.9%		81,188

NET ASSETS — 100.0%		$4,241,797

(1)	Restricted security.
*	Non-income producing security.

Firsthand Alternative Energy Fund

Portfolio of Investments

As of 09/30/2008

(unaudited)

ADR	American Depositary Receipt
PLC	Public Liability Co.

NOTES TO PORTFOLIOS OF INVESTMENTS

The following information is based upon the federal income tax cost of portfolio investments as of September 30, 2008.

	Firsthand Technology Value Fund	Firsthand Technology Leaders Fund	Firsthand e-Commerce Fund	Firsthand Alternative Energy Fund
Gross unrealized appreciation	$61,736,724	$788,076	$604,324	$356,290
Gross unrealized depreciation	(155,216,713)	(9,202,172)	(3,872,747)	(1,235,211)
Net unrealized appreciation (depreciation)	$(93,479,989)	$(8,414,096)	$(3,268,423)	$(878,921)
Federal income tax cost	$352,477,004	$49,573,747	$29,478,958	$5,039,530

The difference between the acquisition cost and the federal income tax cost of portfolio investments is due to certain timing differences in the recognition of capital losses under accounting principles generally accepted in the United States and income tax regulations.

Investments in Affiliates and Restricted Securities

Affiliated issuers, as defined by the 1940 Act, are those in which a Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer. A summary of each Fund’s investments in affiliates, if any, for the period ended September 30, 2008, is noted below:

	SHARE ACTIVITY
	Balance		Sales/Maturity/	Balance	Realized	Value	Acquisition
Affiliate	12/31/07	Purchases	Expiration	9/30/08	Gain (Loss)	9/30/08	Cost
Firsthand Technology Value Fund

Clarisay, Inc., 8.00%	500,000	—	—	500,000	—	—	500,000
Clarisay, Inc., 8.00%	500,000	—	—	500,000	—	—	500,000
Clarisay, Inc., 8.00%	250,000	—	—	250,000	—	—	250,000
Clarisay, Inc., 8.00%	100,000	—	—	100,000	—	—	100,000
Clarisay, Inc., 8.00%	500,000	—	—	500,000	—	—	500,000
Clarisay, Inc., 8.00%	500,000	—	—	500,000	—	—	500,000
Clarisay, Inc., Series B	2,605,306	—	—	2,605,306	—	—	2,383,855
Clarisay, Inc., Series C	7,194,244	—	—	7,194,244	—	—	2,000,000
Clarisay, Inc., Warrant	500,000	—	—	500,000	—	—	—
Clarisay, Inc., Warrant	500,000	—	—	500,000	—	—	—
Clarisay, Inc., Warrant	250,000	—	—	250,000	—	—	—
Clarisay, Inc., Warrant	100,000	—	—	100,000	—	—	—
Clarisay, Inc., Warrant	500,000	—	—	500,000	—	—	—
Clarisay, Inc., Warrant	500,000	—	—	500,000	—	—	—
Silicon Genesis Corp., Common (1)	743,077	128,815	—	871,892	—	1,765,939	5,201,268
Silicon Genesis Corp., Common Warrant	37,982	—	—	37,982	—	57,558	—
Silicon Genesis Corp., Series 1-C (1)	—	82,914	—	82,914	—	978,504	1,731,250
Silicon Genesis Corp., Series 1-D	850,830	—	—	850,830	—	3,881,027	4,315,500
Silicon Genesis Corp., Series 1-E (1)	4,071,226	1,633,254	—	5,704,480	—	16,088,972	6,046,749
Silicon Genesis Corp., Series 1-E Warrant	1,257,859	—	—	1,257,859	—	2,547,680	—
Silicon Genesis Corp., Series 1-E Warrant (1)	—	94,339	—	94,339	—	166,076	—
Silicon Genesis Corp., Series 1-F	912,453	—	—	912,453	—	2,851,790	2,007,397
Solaicx, Series B	7,396,238	—	—	7,396,238	—	5,412,271	4,396,238
Solaicx, Series C	2,916,581	—	—	2,916,581	—	3,578,995	3,578,995
Solaicx, Series C Warrant	670,814	—	—	670,814	—	816,461	—
SoloPower, Series A	2,721,088	—	—	2,721,088	—	35,040,430	3,999,999
SoloPower, Series B	228,779	—	—	228,779	—	3,130,200	1,002,052

(1) Amounts include shares from the merger of Firsthand Tech Innovators Fund into Firsthand Technology Value Fund.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. A Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of September 30, 2008, the Funds were invested in the following restricted securities:

Security Description	Acquisition Date	Shares	Cost	Value	% Net Assets
Firsthand Technology Value Fund

Celox Networks, Inc., Common	April 17, 2001	138,121	14,999,941	—	0.00%
Celox Networks, Inc., Series A-1 P/S	August 23, 2002	1,000,000	1,200,000	—	0.00%
Celox Networks, Inc., Series A-1 Warrants	August 23, 2002	500,000	—	—	0.00%
Clarisay, Inc., 8.00% C/N	June 3, 2003	500,000	500,000	—	0.00%
Clarisay, Inc., 8.00% C/N	July 7, 2003	500,000	500,000	—	0.00%
Clarisay, Inc., 8.00% C/N	August 7, 2003	500,000	500,000	—	0.00%
Clarisay, Inc., 8.00% C/N	September 12, 2003	250,000	250,000	—	0.00%
Clarisay, Inc., 8.00% C/N	September 19, 2003	100,000	100,000	—	0.00%
Clarisay, Inc., 8.00% C/N	November 10, 2003	500,000	500,000	—	0.00%
Clarisay, Inc., D Warrants	June 3, 2003	500,000	—	—	0.00%
Clarisay, Inc., D Warrants	July 7, 2003	500,000	—	—	0.00%
Clarisay, Inc., D Warrants	August 7, 2003	500,000	—	—	0.00%
Clarisay, Inc., D Warrants	September 12, 2003	250,000	—	—	0.00%
Clarisay, Inc., D Warrants	September 19, 2003	100,000	—	—	0.00%
Clarisay, Inc., D Warrants	November 10, 2003	500,000	—	—	0.00%
Clarisay, Inc., Series B P/S	January 24, 2001	2,605,306	2,383,855	—	0.00%
Clarisay, Inc., Series C P/S	August 28, 2002	7,194,244	2,000,000	—	0.00%
Innovion Corp., 9.50%, C/N	December 30, 2003	534,939	534,939	267,469	0.10%
Innovion Corp., Series C P/S	February 23, 2001	1,575,322	3,000,075	147,753	0.06%
IP Unity, Inc., Series C P/S	July 27, 2001	1,932,222	3,478,000	19,322	0.01%
IP Unity, Inc., Series E P/S	August 4, 2004	193,042	313,307	281,977	0.11%
IP Unity, Inc., Series E Warrants	August 4, 2004	69,496	69	69	0.00%
Luminous Networks, Inc., Common (1)	Various	78,492	4,956,888	—	0.00%
Luminous Networks, Inc., Series A1 P/S (1)	Various	356,946	550,765	—	0.00%
Luminous Networks, Inc., Series B1 P/S	June 9, 2005	259,236	400,000	—	0.00%
Polaris Networks, Inc., 10.00% C/N	April 12, 2004	50,475	50,475	—	0.00%
Polaris Networks, Inc., 10.00% C/N	July 14, 2004	50,474	50,474	—	0.00%
Polaris Networks, Inc., Convertible Warrants	March 29, 2004	75,712	—	—	0.00%
Polaris Networks, Inc., Series A P/S	November 16, 2001	297,848	297,848	—	0.00%
Silicon Genesis Corp., Common Stock	March 8, 2001	102,135	1,516,773	206,865	0.08%
Silicon Genesis Corp., Common Stock	April 30, 2002	726,424	3,684,494	1,471,307	0.57%
Silicon Genesis Corp., Common Stock (2)	November 21, 2005	23,333	—	47,259	0.02%
Silicon Genesis Corp., Common Stock	June 10, 2008	20,000	—	40,508	0.02%
Silicon Genesis Corp., Common Warrants	November 4, 2003	37,982	—	57,558	0.02%
Silicon Genesis Corp., Series 1-C P/S	March 8, 2001	82,914	1,731,250	978,504	0.38%
Silicon Genesis Corp., Series 1-D P/S	April 30, 2002	850,830	4,315,500	3,881,027	1.49%
Silicon Genesis Corp., Series 1-E P/S	November 4, 2003	5,704,480	6,046,749	16,088,972	6.19%
Silicon Genesis Corp., Series 1-E Warrants	February 26, 2003	94,339	—	166,076	0.06%
Silicon Genesis Corp., Series 1-E Warrants	October 31, 2003	1,257,859	—	2,547,680	0.98%
Silicon Genesis Corp., Series 1-F P/S	June 29, 2007	912,453	2,007,397	2,851,790	1.10%
Silicon Optix, Inc., Series B P/S	November 7, 2003	1,111,111	999,999	—	0.00%
Solaicx, Series B	December 16, 2005	6,000,000	3,000,000	4,390,560	1.69%
Solaicx, Series B P/S	January 19, 2007	1,396,238	1,396,238	1,021,711	0.39%
Solaicx, Series C P/S	April 23, 2007	2,916,581	3,578,995	3,578,995	1.38%
Solaicx, Series C Warrants	April 23, 2007	670,814	—	816,461	0.31%
SoloPower, Series A P/S	June 29, 2006	2,721,088	3,999,999	35,040,430	13.49%
SoloPower, Series B P/S	July 9, 2007	228,779	1,002,052	3,130,200	1.20%
UCT Coatings, Inc., Common Warrants (3)	October 5, 2004	600,000	—	1,000,002	0.38%
UCT Coatings, Inc., Series B P/S	October 5, 2004	500,000	5,000,000	11,250,000	4.33%
			$74,846,082	$89,282,495	34.36%

Firsthand Alternative Energy Fund

Silicon Genesis Corp., Common Stock	September 2, 2008	109,855	32,957	222,501	5.24%
Silicon Genesis Corp., Common Stock	September 26, 2008	71,552	21,465	144,923	3.42%
Silicon Genesis Corp., Series 1-C P/S	September 2, 2008	152	46	1,794	0.04%
Silicon Genesis Corp., Series 1-E P/S	September 2, 2008	3,000	3,180	8,461	0.20%
SoloPower, Series C-1	September 23, 2008	1,331	21,425	21,425	0.51%
			$79,073	$399,104	9.41%

(1)

As a result of a new round of financing on June 9, 2005, certain shares of Luminous Series D P/S and Series E P/S were converted into certain Common and Series A1 P/S shares. The original acquisition date for the Series D P/S shares was May 31, 2001, and the original acquisition date for the Series E P/S shares was October 16, 2003. The new Common and Series A1 P/S will carry the original acquisition date of the Series D and Series E P/S.

(2)	Shares granted at no cost by issuer.
(3)	3:1 stock split

P/S Preferred Stock

C/N Convertible Note

Statement of Financial Accounting Standard No. 157

In September 2006, the FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”.  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The changes to current accounting principals generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

One key component of the implementation of SFAS 157 included the development of a three-tier fair value hierarchy.  The basis of the tiers is dependant upon the various “inputs” used to determine the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets.

Level 2 - other significant inputs (including quoted prices of similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the following Funds’ net assets as of September 30, 2008:

			LEVEL 2 - Other Significant		LEVEL 3 - Significant
	LEVEL 1 - Quoted Prices		Observable Inputs		Unobservable Inputs
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Fund Name	in Securities	Investments*	in Securities	Investments*	in Securities	Investments*
Firsthand Technology Value Fund	$167,009,771	$—	$2,704,749	$—	$89,282,495	$—
Firsthand Technology Leaders Fund	39,276,245	—	1,883,406	—	—	—
Firsthand e-Commerce Fund	26,210,535	—	—	—	—	—
Firsthand Alternative Energy Fund	3,660,487	—	—	—	500,122	—
Total	$236,157,038	$—	$4,588,155	$—	$89,782,617	$—

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation / (depreciation) on the investment.

Following is a reconciliation of Level 3 assets (at either the beginning or the ending of the period) for which significant unobservable inputs were used to determine fair value.

	Firsthand Technology Value Fund		Firsthand Alternative Energy Fund
	Investments	Other Financial	Investments	Other Financial
	in Securities	Investments*	in Securities	Investments*
Balance as of 1/01/08	$27,650,788	$—	$33,402	$—
Accrued Accretion / (Amortization)	—	—	—	—
Change in Unrealized Appreciation / (Depreciation)	(17,988,965)	—	295,901	—
Realized Market Gain / (Loss)	15,011,650	—	—	—
Net Purchase / (Sales)	(24,673,473)	—	170,819	—
Transfers In / (Out) of Level 3	89,282,495	—	—	—
Balance as of 9/30/2008	$89,282,495	$—	$500,122	$—

For information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Forward Contingent Commitment

On September 23, 2008, Firsthand Alternative Energy Fund entered into a contingent purchase agreement with SoloPower, Inc. to purchase 1,565 shares of SoloPower Series C-2 for $28,567.51 upon certain technical milestones being met by SoloPower by January 30, 2009.  As of September 30, 2008, the milestones have not been met and therefore the SoloPower Series C-2 shares have not been purchased by Firsthand Alternative Energy Fund.

Item 2. Controls and Procedures.

(a)          Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)   Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Firsthand Funds

By (Signature and Title)	/s/ Kevin M. Landis
Kevin M. Landis, President

Date	11/26/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Kevin M. Landis
Kevin M. Landis, President

Date	11/26/08

By (Signature and Title)	/s/ Jonathan Rosen
Jonathan Rosen, Treasurer

Date	11/26/08